Average Annual Total Returns		12 Months Ended	20 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	18.42%	[2]
Peerless Option Income Wheel ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.75%	12.17%	[2]
Performance Inception Date			May 15, 2024
Peerless Option Income Wheel ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	7.04%	[2]
Peerless Option Income Wheel ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.84%	7.12%	[2]

[1]	The S&P 500® Total Return Index is a widely recognized benchmark index that tracks the performance of the 500 largest publicly traded companies in the United States.
[2]	Annualized figures